FINANCIAL STATEMENTS

American Republic Variable Annuity Account
Year Ended December 31, 2003





0310-0475112

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2003




                                    Contents

Report of Independent Auditors...............................................1

Audited Financial Statements

Statements of Assets and Liabilities.........................................2
Statements of Operations.....................................................4
Statements of Changes in Net Assets..........................................6
Notes to Financial Statements...............................................10


0310-0475112

                         Report of Independent Auditors

The Board of Directors and Contract Owners
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of American Republic Variable Annuity Account, comprising the Money Market, U.S. Government/ High Grade Securities, Growth, Growth and Income, International, Global Bond, and Total Return Divisions, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis,evidence supporting the amounts and disclosures in the financial s tatements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2003, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.
                                                         /s/Ernst & Young LLP
Des Moines, Iowa
March 18, 2004


0310-0475112                                                                1

                   American Republic Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2003



                                                                 Money Market
                                                                   Division
                                                           -------------------
                                                           -------------------
Assets
Investments in shares of mutual funds, at market                  $458,732

Liabilities                                                              -
                                                           -------------------
                                                           -------------------
Net assets                                                        $458,732
                                                           ===================
                                                           ===================

Net assets
Accumulation units                                                $442,179
Contracts in annuitization period                                   16,553
                                                           -------------------
                                                           -------------------
Total net assets                                                  $458,732
                                                           ===================
                                                           ===================

Investments in shares of mutual funds, at cost                    $458,732
Shares of mutual fund owned                                        458,732

Accumulation units outstanding                                      28,554
Accumulation unit value                                             $15.49

Annuitized units outstanding                                         1,069
Annuitized unit value                                               $15.49

See accompanying notes.


2                                                                 0310-0475112

       U.S.
 Government/High
 Grade Securities      Growth      Growth and Income   International        Global            Total
     Division         Division          Division          Division       Bond Division   Return Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,577,505        $4,219,061      $1,602,636        $1,249,250        $2,401,690        $3,112,663

               -                 -               -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,577,505        $4,219,061      $1,602,636        $1,249,250        $2,401,690        $3,112,663
===========================================================================================================
===========================================================================================================


      $1,559,714        $4,165,555      $1,555,942        $1,221,567        $2,316,630        $3,009,109
          17,791            53,506          46,694            27,683            85,060           103,554
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,577,505        $4,219,061      $1,602,636        $1,249,250        $2,401,690        $3,112,663
===========================================================================================================
===========================================================================================================

      $1,525,130        $4,129,736      $1,570,363        $1,087,457        $2,053,085        $3,052,878
         125,598           264,518          73,515            96,022           177,903           175,263

          67,998           120,989          72,661            73,998            99,505            99,358
         $22.94            $34.43           $21.41            $16.51            $23.28           $30.29

             776             1,554           2,181             1,677             3,654             3,419
         $22.94            $34.43           $21.41            $16.51            $23.28           $30.29

0310-0475112                                                                 3

                   American Republic Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2003



                                                               Money Market
                                                                 Division
                                                           -------------------
                                                           -------------------
Income:
   Dividends                                                     $ 3,047
Expenses:
   Mortality and expense risk                                      7,855
                                                           -------------------
                                                           -------------------
Net investment income (loss)                                     (4,808)

Realized gain (loss) on investments:
   Realized gain (loss) on sales of fund shares                        -
   Realized capital gain distributions                                 -
                                                           -------------------
                                                           -------------------
Net realized gain (loss) on investments                                -

Change in unrealized appreciation/depreciation of investments          -
                                                           -------------------
                                                           -------------------
Net increase (decrease) in net assets from operations           $(4,808)
                                                           ===================

See accompanying notes.


4                                                                 0310-0475112

       U.S.
 Government/High
 Grade Securities
     Division          Growth      Growth and Income   International        Global            Total
                      Division          Division          Division       Bond Division   Return Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $34,794    $               -      $  15,437        $    1,848         $131,059        $  84,492

        17,740              56,679          19,930            17,667           31,547           45,073
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        17,054             (56,679)         (4,493)          (15,819)          99,512           39,419


         3,968             (92,249)        (35,081)           (8,394)          55,425          (49,310)
         9,235                   -               -                 -                -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        13,203             (92,249)        (35,081)           (8,394)          55,425          (49,310)

         3,529           1,318,088         424,552           353,876           96,739          525,174
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $33,786          $1,169,160        $384,978          $329,663         $251,676         $515,283
===========================================================================================================

0310-0475112                                                                 5

                   American Republic Variable Annuity Account

                       Statements of Changes in Net Assets


                                                                             Money Market Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             Year Ended December 31
                                                                             2003              2002
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                             $   (4,808)     $      (764)
   Net realized gain (loss) on investments                                           -                -
   Change in unrealized appreciation/depreciation of investments
                                                                                     -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                           (4,808)            (764)

Contract transactions:
   Administrative charges                                                         (695)            (819)
   Contract distributions and terminations                                    (225,913)        (147,860)
   Transfer payments from (to) other divisions, including the fixed
     account                                                                   159,762          155,507
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                 (31,977)            (300)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from contract transactions
                                                                               (98,823)           6,528
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease) in net assets                                       (103,631)           5,764

Net assets at beginning of year                                                562,363          556,599
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                     $458,732         $562,363
                                                                       ====================================

See accompanying notes.

6                                                                 0310-0475112

         U.S. Government/
            High Grade                                                              Growth and
        Securities Division                  Growth Division                     Income Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      Year Ended December 31              Year Ended December 31              Year Ended December 31
      2003              2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
   $     17,054      $   102,411        $    (56,679)    $    (68,839)     $      (4,493)   $     (12,869)
         13,203          (45,917)            (92,249)        (158,440)           (35,081)          (9,719)

          3,529           32,686           1,318,088       (1,541,771)           424,552         (441,769)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
         33,786           89,180           1,169,160       (1,769,050)           384,978         (464,357)


           (879)          (1,185)             (3,436)          (4,268)            (1,525)          (1,897)
        (64,094)        (346,020)           (306,280)        (891,169)          (172,657)        (204,053)

        411,131          (22,254)           (416,379)        (104,942)            54,229          (30,744)

        (12,982)         (22,320)            (15,205)         (67,500)           (20,109)         (11,626)
----------------------------------------------------------------------- -----------------------------------

        333,176         (391,779)           (741,300)      (1,067,879)          (140,062)        (248,320)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
        366,963         (302,599)            427,860       (2,836,929)           244,916         (712,677)

      1,210,543        1,513,142           3,791,201        6,628,130          1,357,720        2,070,397
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     $1,577,505       $1,210,543          $4,219,061       $3,791,201         $1,602,636       $1,357,720
======================================================================= ===================================

0310-0475112                                                                 7

                   American Republic Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                                                                             International Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             Year Ended December 31
                                                                             2003              2002
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                            $    (15,819)   $     (21,048)
   Net realized gain (loss) on investments                                       (8,394)          (9,568)
   Change in unrealized appreciation/depreciation of investments
                                                                                353,876         (251,264)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                           329,663         (281,880)

Contract transactions:
   Administrative charges                                                        (1,678)          (1,856)
   Contract distributions and terminations                                     (186,699)        (158,656)
   Transfer payments from (to) other divisions, including the fixed
     account                                                                   (156,911)         (27,654)
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                  (77,508)         (21,164)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from contract transactions

                                                                               (422,796)        (209,330)
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease) in net assets                                         (93,133)        (491,210)

Net assets at beginning of year                                               1,342,383        1,833,593
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                    $1,249,250       $1,342,383
                                                                       ====================================

See accompanying notes.

8                                                                  0310-0475112

          Global Bond Division              Total Return Division
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
         Year Ended December 31             Year Ended December 31
         2003             2002              2003             2002
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------

       $     99,512    $      (5,765)    $     39,419     $     20,338
             55,425           25,625          (49,310)         (20,179)

             96,739          304,453          525,174         (488,095)
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
            251,676          324,313          515,283         (487,936)


             (2,099)          (2,582)          (2,477)          (3,010)
            (96,767)        (433,591)        (287,129)        (595,277)

            269,393          (13,240)        (339,378)          18,073

           (207,482)         (87,315)         (57,483)         (70,227)
   ----------------------------------------------------------------------

   ----------------------------------------------------------------------
            (36,955)        (536,728)        (686,467)        (650,441)
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
            214,721         (212,415)        (171,184)      (1,138,377)

          2,186,969        2,399,384        3,283,847        4,422,224
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
         $2,401,690       $2,186,969       $3,112,663       $3,283,847
   ======================================================================


0310-0475112                                                                 9

                   American Republic Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2003

1. Organization and Significant Accounting Policies

Organization

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of the Alliance Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund) at December 31, 2003:

   Division                                    Invests Exclusively in Shares of
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

   Money Market                                         Money Market Portfolio
   U.S. Government/High Grade Securities            U.S. Government/High Grade
                                                          Securities Portfolio
   Growth                                                     Growth Portfolio
   Growth and Income                               Growth and Income Portfolio
   International                                       International Portfolio
   Global Bond                                           Global Bond Portfolio
   Total Return                                         Total Return Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account. No purchase payments were allocated during the years ended December 31, 2003 or 2002.



0310-0475112                                                                10

                   American Republic Variable Annuity Account

1. Organization and Significant Accounting Policies (continued)

Investments

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

2. Expenses and Related Party Transactions

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer

0310-0475112                                                                 11

                   American Republic Variable Annuity Account

2. Expenses and Related Party Transactions (continued)

between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments by division were as follows during the year ended December 31, 2003:

                                               Cost of Purchases  Proceeds From
   Division                                                            Sales
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Money Market                                      $247,638          $351,269
   U.S. Government/High Grade Securities              480,083           120,618
   Growth                                              92,805           890,784
   Growth and Income                                   91,955           236,510
   International                                       21,513           460,128
   Global Bond                                        578,138           515,581
   Total Return                                       167,683           814,731


0310-0475112                                                                 12

                   American Republic Variable Annuity Account

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31, 2003 and 2002:

                                                        Year Ended December 31
                                             2003                                    2002
                            --------------------------------------- ---------------------------------------
                            --------------------------------------- ---------------------------------------
                                                           Net                                    Net
   Division                   Purchased     Redeemed    Decrease      Purchased    Redeemed     Decrease
   ---------------------------------------------------------------- ---------------------------------------
   ---------------------------------------------------------------- ---------------------------------------
   Money Market                  15,710       22,087       (6,377)       10,767       10,344         423
   U.S. Government/High
      Grade Securities           19,288        4,577       14,711           619       18,833     (18,214)
   Growth                         3,007       27,114      (24,107)          458       35,640     (35,182)
   Growth and Income              3,857       11,859       (8,002)        4,278       18,533     (14,255)
   International                  1,332       31,176      (29,844)          769       15,663     (14,894)
   Global Bond                   20,750       22,503       (1,753)          669       28,455     (27,786)
   Total Return                   3,118       27,635      (24,517)        4,028       27,879     (23,851)

6. Unit Values

The following is a summary of units outstanding, unit values, and net assets at December 31, 2003, 2002 and 2001, and investment income ratios, expense ratios, and total return ratios for the years then ended:

                                                                                Ratio of
                                                                                Expenses
                                                     Net       Investment      to Average
                                           Unit     Assets       Income           Net           Total
            Division            Units     Value     (000s)      Ratio (1)      Assets (2)    Return (3)
   --------------------------------------------------------------------------------------------------------
   Money Market
      2003                       29,623    $15.49   $   459       0.54%           1.40%         (0.83)%
      2002                       36,000     15.62       562       1.26            1.40          (0.19)
      2001                       35,577     15.65       557       2.15            1.40           0.58
   U.S. Government/High Grade
      Securities
      2003                       68,774     22.94     1,578       2.75            1.40           2.46
      2002                       54,063     22.39     1,211       9.03            1.40           6.92
      2001                       72,277     20.94     1,513       7.11            1.40           6.78

0310-0475112                                                                 13

                   American Republic Variable Annuity Account

6. Unit Values (continued)

                                                                                Ratio of
                                                                                Expenses
                                                     Net       Investment      to Average
                                           Unit     Assets       Income           Net           Total
            Division            Units     Value     (000s)      Ratio (1)      Assets (2)    Return (3)
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------
   Growth
      2003                      122,543    $34.43    $4,219          -%           1.40%         33.19%
      2002                      146,650     25.85     3,791          -            1.40         (29.08)
      2001                      181,832     36.45     6,628          -            1.40         (22.79)
   Growth and Income
      2003                       74,842     21.41     1,603       1.08            1.40          30.63
      2002                       82,844     16.39     1,358        .64            1.40         (23.12)
      2001                       97,099     21.32     2,070       1.64            1.40          (1.11)
   International
      2003                       75,675     16.51     1,249        .15            1.40          29.80
      2002                      105,519     12.72     1,342        .05            1.40         (16.48)
      2001                      120,413     15.23     1,834        .01            1.40         (22.22)
   Global Bond
      2003                      103,159     23.28     2,402       5.83            1.40          11.65
      2002                      104,912     20.85     2,187       1.15            1.40          15.32
      2001                      132,698     18.08     2,399          -            1.40          (2.90)
   Total Return
      2003                      102,777     30.29     3,113       2.63            1.40          17.40
      2002                      127,294     25.80     3,284       1.95            1.40         (11.83)
      2001                      151,145     29.26     4,422       4.97            1.40           3.28

   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

0310-0475112                                                                 14

                   American Republic Variable Annuity Account

6. Unit Values (continued)

  (3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

0310-0475112                                                                 15